LEASES (Details - Future minimum lease payments) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Leases
2025	$ 19,739
2026	17,700
2027	9,246
Total future minimum lease payments	46,686
Less: imputed interest	(4,903)
Total	$ 41,783	$ 690,932